Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Proceeds from public offering, net of transaction costs	Proceeds from ATM offering, net of transaction costs	Share capital	Share premium	Share premium Proceeds from public offering, net of transaction costs	Share premium Proceeds from ATM offering, net of transaction costs	Treasury shares	Treasury shares Proceeds from public offering, net of transaction costs	Treasury shares Proceeds from ATM offering, net of transaction costs	Other reserves	Accumulated deficit
Balance at beginning of period at Dec. 31, 2024	$ 96,490			$ 4,188	$ 472,244			$ (702)			$ 61,037	$ (440,277)
Loss for the period	(39,799)											(39,799)
Other comprehensive income (loss)	11,695										11,695
Total comprehensive loss for the period	(28,104)										11,695	(39,799)
Share-based compensation	8,191										8,191
Transactions with owners
Vesting of restricted stock units	0							50			(50)
Exercise of share options	115				111			4
Balance at end of period at Jun. 30, 2025	76,692			4,188	472,355			(648)			80,873	(480,076)
Balance at beginning of period at Mar. 31, 2025	85,613			4,188	472,283			(694)			67,498	(457,662)
Loss for the period	(22,414)											(22,414)
Other comprehensive income (loss)	9,062										9,062
Total comprehensive loss for the period	(13,352)										9,062	(22,414)
Share-based compensation	4,356										4,356
Transactions with owners
Vesting of restricted stock units	0							43			(43)
Exercise of share options	75				72			3
Balance at end of period at Jun. 30, 2025	76,692			4,188	472,355			(648)			80,873	(480,076)
Balance at beginning of period at Dec. 31, 2025	47,145			4,814	473,675			(1,218)			89,150	(519,276)
Loss for the period	(41,678)											(41,678)
Other comprehensive income (loss)	(171)										(171)	0
Total comprehensive loss for the period	(41,849)										(171)	(41,678)
Share-based compensation	7,805										7,805
Transactions with owners
Share options exercised and vesting of Restricted Stock Units	1,233				1,143			90
Issue of equity		$ 53,117	$ 15,667			$ 52,369	$ 15,470		$ 748	$ 197
Balance at end of period at Jun. 30, 2026	83,118			4,814	542,657			(183)			96,784	(560,954)
Balance at beginning of period at Mar. 31, 2026	45,688			4,814	488,423			(1,007)			92,056	(538,598)
Loss for the period	(22,356)											(22,356)
Other comprehensive income (loss)	236										236
Total comprehensive loss for the period	(22,120)										236	(22,356)
Share-based compensation	4,492										4,492
Transactions with owners
Share options exercised and vesting of Restricted Stock Units	770				708			62
Issue of equity		$ 53,117	$ 1,171			$ 52,369	$ 1,157		$ 748	$ 14
Balance at end of period at Jun. 30, 2026	$ 83,118			$ 4,814	$ 542,657			$ (183)			$ 96,784	$ (560,954)